Summary Prospectus April 5, 2022
Virtus Stone Harbor Emerging Markets Corporate Debt Fund

A: VSHAX	I: SHCDX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, shareholder reports, statement of additional information (SAI), and other information about the fund online at virtus.com/toolsresources/mutual-fund-documents.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary such as a bank, the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI both dated April 5, 2022, are incorporated by reference into this Summary Prospectus.
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports will no longer be sent by mail, unless specifically requested from the fund or from your broker-dealer or financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take action.
You may elect at any time to receive not only shareholder reports but also certain other communications such as prospectuses from the fund electronically, or you may elect to receive all future shareholder reports in paper free of charge to you. If you own your shares directly with the fund, you may make such elections by calling the fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Investment Objective
The fund has an investment objective of seeking to maximize total return, which consists of income on its investments and capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 53 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 89 of the fund’s statement of additional information.
The Virtus Stone Harbor Emerging Markets Corporate Debt Fund, a series of Virtus Opportunities Trust, is the successor of the Stone Harbor Emerging Markets Corporate Debt Fund, formerly a series of Stone Harbor Investment Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on April 8, 2022.
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class I
Management Fees		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		None
Total Other Expenses		1.20%(a)		1.20%(b)
Interest Expense on Borrowings	0.03%		0.03%
Remaining Other Expenses	1.17%		1.17%
Total Annual Fund Operating Expenses		2.30%		2.05%
Less: Expense Reimbursement(c)		(1.02)%		(1.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)		1.28%		1.03%

(a)
Estimated for current fiscal year, as annualized.

(b)
Restated to reflect current fees and expenses.

(c)
Virtus Alternative Investment Advisers, Inc. (“VAIA”), the fund’s investment adviser, has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares and 1.00% for Class I Shares through April 7, 2024. Following the contractual period, VAIA may discontinue these expense reimbursement arrangements at any time. Under certain conditions, VAIA may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account. The expense limitation agreement is terminable by mutual agreement of the Board of Trustees of Virtus Opportunities Trust and VAIA.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$501	$872	$1,375	$2,755
Class I	Sold or Held	$105	$439	$909	$2,211
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in Emerging Markets Corporate Debt Investments. “Emerging Markets Corporate Debt Investments” are debt instruments, including loans, issued by corporations or other business organizations that are economically tied to an emerging market country. A corporation or other business organization is economically tied to an emerging market country if it issues securities that are principally traded on the country’s securities markets or if it is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. Emerging Markets Corporate Debt Investments also include derivative instruments used for hedging purposes or to otherwise gain or reduce long or short exposure to Emerging Markets Corporate Debt Investments. For example, the fund may utilize futures or other derivatives whose return is based on specific Emerging Markets Corporate Debt Investments or indices of such investments. Although the fund is not limited in the types of derivatives it can use, the fund currently expects that its derivatives investments will consist primarily of the following instruments and transactions: futures, options, swaps, credit linked notes and credit default swaps. The fund may use derivatives to a significant extent. The fund may also invest in sovereign debt securities. The fund’s investments may be denominated in non-U.S. currencies or in the U.S. dollar.
The fund considers “emerging market countries” to include countries identified by the World Bank Group as being “low income economies” or which are included in a JPMorgan emerging market bond index. It is anticipated that the fund will focus most of its investments in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The fund’s investments may include, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions and derivatives related to the types of investments listed herein. The fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.
Credit Quality. The fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.
Maturity and Duration. The subadviser normally maintains an average portfolio duration of between 2 and 7 years. However, the fund’s average duration may be outside this range, and the fund may invest in securities of any duration and maturity.
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.
2Virtus Stone Harbor Emerging Markets Corporate Debt Fund

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Emerging Market Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Foreign Investing Risk. Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

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Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

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Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.

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Counterparty Risk. There is risk that a party upon whom the fund relies to complete a transaction will default.

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Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

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Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

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High-Yield Fixed Income Securities (Junk Bonds) Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.

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Liquidity Risk. Certain instruments may be difficult or impossible to sell at a time and price beneficial to the fund.

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Income Risk. Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

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Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

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Bank Loan Risk. In addition to the risks typically associated with high-yield fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

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Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

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RIC Compliance Risk. If the fund fails to qualify as a “regulated investment company” under the Internal Revenue Code, the fund’s expenses could increase, reducing its investment performance.

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Short-Term Investments Risk. The fund’s short-term investments may not provide the liquidity or protection intended or may prevent the fund from experiencing positive movements in the fund’s principal investment strategies.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 1-800-243-1574.
Prior to the date of this prospectus, Class A Shares had not begun operations; therefore, performance information for Class A Shares is not shown here.
Virtus Stone Harbor Emerging Markets Corporate Debt Fund3

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Average Annual Total Returns For the periods ended December 31, 2021
	1 Year	5 Years	10 Years
Class I Shares
Return Before Taxes	1.95%	5.44%	5.55%
Return After Taxes on Distributions	0.08%	3.37%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.15%	3.26%	3.32%
JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes)	0.91%	5.36%	5.64%
The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Management
The fund’s investment adviser is Virtus Alternative Investment Advisers, Inc. (“VAIA”).
The fund’s subadviser is Stone Harbor Investment Partners, LLC (“Stone Harbor”).
Portfolio Management
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Peter J. Wilby, CFA, Co-Chief Investment Officer of Stone Harbor. Mr. Wilby has served as a Portfolio Manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2011.

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James E. Craige, CFA, Co-Chief Investment Officer of Stone Harbor. Mr. Craige has served as a Portfolio Manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2011.

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David A. Oliver, Portfolio Manager of Stone Harbor. Mr. Oliver has served as a Portfolio Manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2011.

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Kumaran Damodaran, PhD, Portfolio Manager of Stone Harbor. Mr. Damodaran has served as a Portfolio Manager of the fund or the Predecessor Fund and a member of the fund’s management team since 2015.

4Virtus Stone Harbor Emerging Markets Corporate Debt Fund

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William Perry, Portfolio Manager of Stone Harbor. Mr. Perry has served as a Portfolio Manager of the fund and a member of the fund’s management team since 2012.

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Stuart Sclater-Booth, Portfolio Manager of Stone Harbor. Mr. Sclater-Booth has served as a Portfolio Manager of the fund and a member of the fund’s management team since 2017.

Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Minimum additional investments applicable to Class A Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial professional, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the fund over another investment.
Ask your financial professional or visit your financial intermediary’s website for more information.
Virtus Stone Harbor Emerging Markets Corporate Debt Fund5

Virtus Mutual Funds
P.O. Box 9874
Providence, RI 02940-8074

8471 4-22